DERIVATIVES AND HEDGING (Details 2) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 195,769	$ 188,088
Foreign exchange contracts
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 195,769	$ 188,088